Information Concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Credits and net operating loss carryforwards	$ 141,954	$ 102,112	$ 65,555
Pension commitments	1,003	714	569
Leases	319	47	(4)
Impairment of assets	1	1	10
Revenue recognition	(491)	197	200
Other	1,308	284	491
Total unrecognized deferred tax assets, net	$ (144,095)	$ (103,354)	$ (66,823)